Accounting Policies, Estimates and Judgments (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Disclosure of Sensitivity Analysis Recoverable Amount Long Lived Assets Explanatory
				Increase
		Potential		(Decrease) to
		Change		Recoverable
Key Assumptions		(percent)		Amount
Sales prices	±	1.0	±	20
Forecasted EBITDA over forecast period	±	5.0	±	20
Discount rate	±	0.5	±	10

Disclosure Of Impact Of Adopting IFRS16

The following table summarizes the impact of adopting IFRS 16 on the consolidated financial statements:

	December 31,	IFRS 16	January 1,
	2018	Adjustment	2019

Property, plant and equipment – ROU assets [1]	46	1,059	1,105
Lease liabilities, including current portion	20	1,059	1,079

Undiscounted operating lease commitments at December 31, 2018			1,087
Operating lease commitments that did not qualify as leases under IFRS 16			(150)
Extension options reasonably certain to be exercised			297
Effect of discounting using the incremental borrowing rate at January 1, 2019 [2]			(175)
Discounted operating lease commitments at January 1, 2019 [2]			1,059
Finance lease liabilities at December 31, 2018			20
Total lease liabilities at January 1, 2019			1,079
1 Balances as at December 31, 2018 reflect finance leases that were included in property, plant and equipment.
2 When measuring lease liabilities, we discounted lease payments using our incremental borrowing rate at January 1, 2019. The weighted average rate applied was 3.52 percent.